Benefit Plans - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Contributions made to the plan	$ 1,400	$ 835	$ 989	$ 835